Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,658,766)	$ (1,811,302)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock issued for services	34,500	573,348
Amortization of debt discount	282,414	266,511
Prepaid expenses	101,189	(87,689)
Depreciation and amortization	88,918	109,657
Account receivable	482	(2,741)
Non-cash interest conversion	53,200	0
Accrued interest	11,531	4,855
Inventory	(13,918)	(34,787)
Accrued expenses	67,876	(10,280)
Net cash used for operating activities	(1,032,574)	(992,428)
CASH FLOWS FROM INVESTING ACTIVITIES
Deposit - asset purchase	0	(180,000)
Machinery and equipment	0	(5,702)
Net cash used for investing activities	0	(185,702)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of loans payable - third party	(510,560)	(914,100)
Loans payable - third parties	1,013,980	827,100
Proceeds from issuance of common stock	0	1,711,150
Net advances from related party	73,836	772
Net cash provided by financing	577,256	1,624,922
Net increase (decrease) in cash and cash equivalents	(455,318)	446,792
Cash and cash equivalents at beginning of period	499,766	52,974
Cash and cash equivalents at end of period	$ 44,448	$ 499,766
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued to repay third-party debt	63,000	101,610
Deferred offering costs associated with equity line of credit	$ 76,293	$ 0
Common stock issued for commitment fee	0	65,000
Fair value of warrants issued with convertible debt	111,393	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	0	0
Interest paid	$ 22,592	$ 13,067